SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2022
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS
NOTE 13 - SHORT-TERM BANK LOANS
For the year ended June 30, 2021, the Company had no outstanding short-term bank borrowings.
On June 30, 2022, the Company’s short-term bank borrowings consisted of revolving bank loans of $66 from a bank, which were subject to an annual interest
rate of 1.2%.
For the years ended June 30, 2020, 2021, and 2022, interest expenses on short-term bank loans amounted to $37, $nil and $nil, respectively.
As of June 30, 2021, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $461,166, of which $89,297 was utilized and $371,868 was available for use. These lines of credit were secured by the pledge of restricted cash and buildings with carrying values of $22,937 and $2,888, respectively.
As of June 30, 2022, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $
441,335
, of which
$111,147
 was utilized and
$330,188
was available for use. These lines of credit were secured by the pledge of restricted cash and buildings with carrying values of
$36,102
and
$2,687
, respectively.